SHORT-TERM INVESTMENTS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
SHORT-TERM INVESTMENTS
Held-to-maturity debt securities	$ 2,964,575		$ 1,507,751
Available-for-sale debt securities	2,172,718
Financial assets at fair value through profit or loss	1,535,485		739,136
Money market funds	16,093		164,187
Total	$ 6,688,871	$ 859,388	$ 2,411,074